Shares of the Harbor Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisers, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Funds reserve the right to reject any offer to purchase shares.

Prospectus

January 2, 2009

Harbor Target Retirement Funds

Harbor Target Retirement Income Fund

Harbor Target Retirement 2010 Fund

Harbor Target Retirement 2015 Fund

Harbor Target Retirement 2020 Fund

Harbor Target Retirement 2025 Fund

Harbor Target Retirement 2030 Fund

Harbor Target Retirement 2035 Fund

Harbor Target Retirement 2040 Fund

Harbor Target Retirement 2045 Fund

Harbor Target Retirement 2050 Fund

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

You Should Know

No financial highlights exist for the Harbor Target Retirement Funds, which commenced operations on January 2, 2009. An investment in the Target Retirement Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Harbor Funds’ trustees may change a Fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement for any of the underlying Harbor funds, in which the Target Retirement Funds invest.

Overview of the Funds

This prospectus provides information about the Harbor Target Retirement Funds, a group of mutual funds that separately invest in other Harbor equity, fixed income, strategic market and money market mutual funds. Because the Harbor Target Retirement Funds invest in other mutual funds, rather than in individual securities, each Target Retirement Fund is considered a “fund of funds.” A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests.

On the following pages, you will find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

The Funds’

Investment Styles

The Harbor Target Retirement Income Fund is designed for investors currently in retirement, and its investments are expected to remain stable over time. The other Harbor Target Retirement Funds are designed for investors who plan to retire close to the year indicated in the Funds’ names. These Funds’ asset allocations will change over time. Over time, the allocation to asset classes and underlying Harbor funds will change according to a “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and does not apply to the Harbor Target Retirement Income Fund. As the glide path shows, each Target Retirement Fund’s asset mix becomes more conservative as time elapses. The Funds’ asset allocations are derived from a model developed by Harbor Capital Advisors, Inc.

Who May Want to Invest in the Harbor Target Retirement Funds

The Harbor Target Retirement Funds are intended for investors who wish to rely on an investment firm to determine appropriate investment allocations to help an investor meet his or her retirement needs. These Funds are intended to be a comprehensive retirement investment program based generally on the number of years an investor has until retirement. However, this program does not take into account the investor’s other assets, and, therefore, may be less effective if such other assets are invested to change effectively the allocation decisions made within the Funds.

What is the Role of Harbor Capital Advisors

Harbor Capital Advisors, Inc., a registered investment adviser, is the sponsor of the Harbor family of no-load mutual funds, each with different risk and potential return characteristics. A subsidiary of Robeco Groep N.V., a financial services firm based in Rotterdam, The Netherlands, Harbor Capital Advisors selects and oversees subadvisers who are responsible for managing the assets of the Harbor equity, fixed income, strategic market and money market mutual funds. Harbor Capital Advisors also has served as an investment adviser to private investment funds where it has provided asset allocation and subadviser selection services for over 20 years. Harbor Capital Advisors is responsible for determining the asset allocation for each of the Harbor Target Retirement Funds.

Risk/Return Summary

HARBOR TARGET RETIREMENT INCOME FUND

INSTITUTIONAL CLASS

Fund #	600

Cusip	411511371

Ticker	HARAX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	700

Cusip	411511363

Ticker	HARBX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	800

Cusip	411511355

Ticker	HARCX

Inception Date	01-02-2009

Investment Goals

Current income and some capital appreciation consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Fund’s current target asset allocation among the underlying Harbor funds is:

■ Harbor Money Market Fund	33%
■ Harbor Bond Fund	31%
■ Harbor Real Return Fund	14%
■ Harbor International Fund	5%
■ Harbor Large Cap Value Fund	4%
■ Harbor Capital Appreciation Fund	3%
■ Harbor Mid Cap Value Fund	2%
■ Harbor Small Cap Value Fund	2%
■ Harbor International Growth Fund	2%
■ Harbor High-Yield Bond Fund	2%
■ Harbor Mid Cap Growth Fund	1%
■ Harbor Small Cap Growth Fund	1%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities.

The Fund’s indirect stock holdings consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

The Fund’s short-term investments consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT INCOME FUND

Principal Risks —

continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 80% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 20% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

Risk/Return Summary

HARBOR TARGET RETIREMENT INCOME FUND

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.53%	0.53%	0.53%

Total annual fund operating expenses[2]	0.53%	0.78%	0.90%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$54	$170
Administrative Class	$80	$249
Investor Class	$92	$287

Risk/Return Summary

HARBOR TARGET RETIREMENT 2010 FUND

INSTITUTIONAL CLASS

Fund #	601

Cusip	411511348

Ticker	HARDX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	701

Cusip	411511330

Ticker	HAIIX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	801

Cusip	411511322

Ticker	HARFX

Inception Date	01-02-2009

Investment Goals

Capital appreciation and current income consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2010. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2010, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

■ Harbor Bond Fund	30%
■ Harbor Money Market Fund	21%
■ Harbor Real Return Fund	11%
■ Harbor Large Cap Value Fund	7%
■ Harbor International Fund	7%
■ Harbor High-Yield Bond Fund	6%
■ Harbor Capital Appreciation Fund	4%
■ Harbor Mid Cap Value Fund	3%
■ Harbor International Growth Fund	3%
■ Harbor Mid Cap Growth Fund	2%
■ Harbor Small Cap Growth Fund	2%
■ Harbor Small Cap Value Fund	2%
■ Harbor Commodity Real Return Strategy Fund	2%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

The Fund’s indirect stock holdings consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

The Fund’s short-term investments consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2010 FUND

Principal Risks — continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 68% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 30% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2010 FUND

Principal Risks — continued

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)	None	None	None
Management fees
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.60%	0.60%	0.60%

Total annual fund operating expenses[2]	0.60%	0.85%	0.97%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$61	$192
Administrative Class	$87	$271
Investor Class	$99	$309

Risk/Return Summary

HARBOR TARGET RETIREMENT 2015 FUND

INSTITUTIONAL CLASS

Fund #	602

Cusip	411511314

Ticker	HARGX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	702

Cusip	411511298

Ticker	HARHX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	802

Cusip	411511280

Ticker	HARIX

Inception Date	01-02-2009

Investment Goals

Capital appreciation and current income consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2015. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2015, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

■ Harbor Bond Fund	30%
■ Harbor Money Market Fund	15%
■ Harbor International Fund	9%
■ Harbor Real Return Fund	9%
■ Harbor High-Yield Bond Fund	8%
■ Harbor Large Cap Value Fund	7%
■ Harbor Capital Appreciation Fund	5%
■ Harbor International Growth Fund	4%
■ Harbor Mid Cap Value Fund	3%
■ Harbor Small Cap Value Fund	3%
■ Harbor Commodity Real Return Fund	3%
■ Harbor Mid Cap Growth Fund	2%
■ Harbopr Small Cap Growth Fund	2%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

The Fund’s indirect stock holdings consist of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s short-term investments consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2015 FUND

Principal Risks — continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 62% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 35% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2015 FUND

Principal Risks — continued

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.63%	0.63%	0.63%

Total annual fund operating expenses[2]	0.63%	0.88%	1.00%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$64	$202
Administrative Class	$90	$281
Investor Class	$102	$318

Risk/Return Summary

HARBOR TARGET RETIREMENT 2020 FUND

INSTITUTIONAL CLASS

Fund #	603

Cusip	411511272

Ticker	HARJX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	703

Cusip	411511264

Ticker	HARKX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	803

Cusip	411511256

Ticker	HARLX

Inception Date	01-02-2009

Investment Goals

Capital appreciation and current income consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2020. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2020, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

■ Harbor Bond Fund	29%
■ Harbor International Fund	10%
■ Harbor Money Market Fund	10%
■ Harbor High-Yield Bond Fund	9%
■ Harbor Large Cap Value Fund	8%
■ Harbor Real Return Fund	8%
■ Harbor Capital Appreciation Fund	6%
■ Harbor Mid Cap Value Fund	4%
■ Harbor International Growth Fund	4%
■ Harbor Commodity Real Return Strategy Fund	4%
■ Harbor Mid Cap Growth Fund	3%
■ Harbor Small Cap Value Fund	3%
■ Harbor Small Cap Growth Fund	2%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

The Fund’s short-term investments consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2020 FUND

Principal Risks — continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 56% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 40% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2020 FUND

Principal Risks — continued

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.66%	0.66%	0.66%

Total annual fund operating expenses[2]	0.66%	0.91%	1.03%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$67	$211
Administrative Class	$93	$290
Investor Class	$105	$328

Risk/Return Summary

HARBOR TARGET RETIREMENT 2025 FUND

INSTITUTIONAL CLASS

Fund #	604

Cusip	411511249

Ticker	HARMX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	704

Cusip	411511231

Ticker	HARNX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	804

Cusip	411511223

Ticker	HAROX

Inception Date	01-02-2009

Investment Goals

Capital appreciation and current income consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2025. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2025, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

■ Harbor Bond Fund	25%
■ Harbor International Fund	12%
■ Harbor Large Cap Value Fund	11%
■ Harbor High-Yield Bond Fund	10%
■ Harbor Capital Appreciation Fund	7%
■ Harbor Mid Cap Value Fund	5%
■ Harbor International Growth Fund	5%
■ Harbor Commodity Real Return Fund	5%
■ Harbor Real Return Fund	5%
■ Harbor Money Market Fund	5%
■ Harbor Small Cap Value Fund	4%
■ Harbor Mid Cap Growth Fund	3%
■ Harbor Small Cap Growth Fund	3%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2025 FUND

Principal Risks — continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 50% of its assets allocated to stocks, the Fund is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 45% of its assets allocated to fixed income and money market instruments, the Fund is subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2025 FUND

Principal Risks — continued

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.70%	0.70%	0.70%

Total annual fund operating expenses[2]	0.70%	0.95%	1.07%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$72	$224
Administrative Class	$97	$303
Investor Class	$109	$340

Risk/Return Summary

HARBOR TARGET RETIREMENT 2030 FUND

INSTITUTIONAL CLASS

Fund #	605

Cusip	411512700

Ticker	HARPX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	705

Cusip	411512882

Ticker	HARQX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	805

Cusip	411512809

Ticker	HARTX

Inception Date	01-02-2009

Investment Goals

Capital appreciation and current income consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2030. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2030, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

■ Harbor Bond Fund	22%
■ Harbor International Fund	15%
■ Harbor Large Cap Value Fund	13%
■ Harbor High-Yield Bond Fund	10%
■ Harbor Capital Appreciation Fund	8%
■ Harbor Mid Cap Value Fund	6%
■ Harbor International Growth Fund	6%
■ Harbor Small Cap Value Fund	5%
■ Harbor Commodity Real Return Strategy Fund	5%
■ Harbor Mid Cap Growth Fund	4%
■ Harbor Small Cap Growth Fund	3%
■ Harbor Real Return Fund	3%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds will cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2030 FUND

Principal Risks — Continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 60% of its assets allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 35% of its assets allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2030 FUND

Principal Risks — Continued

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.74%	0.74%	0.74%

Total annual fund operating expenses[2]	0.74%	0.99%	1.11%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$76	$237
Administrative Class	$101	$315
Investor Class	$113	$353

Risk/Return Summary

HARBOR TARGET RETIREMENT 2035 FUND

INSTITUTIONAL CLASS

Fund #	606

Cusip	411512106

Ticker	HARUX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	706

Cusip	411512304

Ticker	HARVX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	806

Cusip	411512205

Ticker	HARWX

Inception Date	01-02-2009

Investment Goals

Capital appreciation and current income consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2035. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2035, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

■ Harbor International Fund	17%
■ Harbor Bond Fund	16%
■ Harbor Large Cap Value Fund	15%
■ Harbor Capital Appreciation Fund	10%
■ Harbor High-Yield Bond Fund	9%
■ Harbor Mid Cap Value Fund	7%
■ Harbor International Growth Fund	7%
■ Harbor Mid Cap Growth Fund	5%
■ Harbor Small Cap Value Fund	5%
■ Harbor Small Cap Growth Fund	4%
■ Harbor Commodity Real Return Strategy Fund	4%
■ Harbor Real Return Fund	1%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in many underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of several different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2035 FUND

Principal Risks — continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 70% of its assets allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 26% of its assets allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2035 FUND

Principal Risks — continued

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.76%	0.76%	0.76%

Total annual fund operating expenses[2]	0.76%	1.01%	1.13%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$78	$243
Administrative Class	$103	$322
Investor Class	$115	$359

Risk/Return Summary

HARBOR TARGET RETIREMENT 2040 FUND

INSTITUTIONAL CLASS

Fund #	607

Cusip	411512403

Ticker	HARYX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	707

Cusip	411512601

Ticker	HARZX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	807

Cusip	411512502

Ticker	HABBX

Inception Date	01-02-2009

Investment Goals

Capital appreciation and current income consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2040. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2040, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

■ Harbor International Fund	20%
■ Harbor Large Cap Value Fund	17%
■ Harbor Capital Appreciation Fund	11%
■ Harbor Bond Fund	10%
■ Harbor International Growth Fund	9%
■ Harbor Mid Cap Value Fund	8%
■ Harbor Small Cap Value Fund	6%
■ Harbor High-Yield Bond Fund	6%
■ Harbor Mid Cap Growth Fund	5%
■ Harbor Small Cap Growth Fund	4%
■ Harbor Commodity Real Return Strategy Fund	4%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in many underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of several different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2040 FUND

Principal Risks — continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 80% of its assets allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 16% of its assets allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2040 FUND

Principal Risks — continued

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.78%	0.78%	0.78%

Total annual fund operating expenses[2]	0.78%	1.03%	1.15%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$80	$249
Administrative Class	$105	$328
Investor Class	$117	$365

Risk/Return Summary

HARBOR TARGET RETIREMENT 2045 FUND

INSTITUTIONAL CLASS

Fund #	608

Cusip	411511181

Ticker	HACCX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	708

Cusip	411511173

Ticker	HADDX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	808

Cusip	411511165

Ticker	HAEEX

Inception Date	01-02-2009

Investment Goals

Capital appreciation and current income consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2045. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2045, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

■ Harbor International Fund	22%
■ Harbor Large Cap Value Fund	19%
■ Harbor Capital Appreciation Fund	13%
■ Harbor Mid Cap Value Fund	9%
■ Harbor International Growth Fund	9%
■ Harbor Small Cap Value Fund	7%
■ Harbor Mid Cap Growth Fund	6%
■ Harbor Small Cap Growth Fund	5%
■ Harbor Bond Fund	4%
■ Harbor Commodity Real Return Strategy Fund	3%
■ Harbor High-Yield Bond Fund	3%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in many underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of several different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2045 FUND

Principal Risks — continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 90% of its assets allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 7% of its assets allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2045 FUND

Principal Risks — continued

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.79%	0.79%	0.79%

Total annual fund operating expenses[2]	0.79%	1.04%	1.16%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$81	$252
Administrative Class	$106	$331
Investor Class	$118	$368

Risk/Return Summary

HARBOR TARGET RETIREMENT 2050 FUND

INSTITUTIONAL CLASS

Fund #	609

Cusip	411511157

Ticker	HAFFX

Inception Date	01-02-2009

ADMINISTRATIVE CLASS

Fund #	709

Cusip	411511140

Ticker	HAGGX

Inception Date	01-02-2009

INVESTOR CLASS

Fund #	809

Cusip	411511132

Ticker	HAHHX

Inception Date	01-02-2009

Investment Goals

Capital appreciation and current income consistent with the Fund’s current asset allocation.

Principal Strategies and Investments

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2050. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2050, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

■ Harbor International Fund	22%
■ Harbor Large Cap Value Fund	19%
■ Harbor Capital Appreciation Fund	13%
■ Harbor Mid Cap Value Fund	9%
■ Harbor International Growth Fund	9%
■ Harbor Small Cap Value Fund	7%
■ Harbor Mid Cap Growth Fund	6%
■ Harbor Small Cap Growth Fund	5%
■ Harbor Bond Fund	4%
■ Harbor Commodity Real Return Strategy Fund	3%
■ Harbor High-Yield Bond Fund	3%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in many underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of several different areas of the market. The Fund is subject to the following fund wide risks:

■

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2050 FUND

Principal Risks — continued

■

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

■

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

■

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 90% of its assets allocated to stocks, the Fund is primarily subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

■

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

■	Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

■

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

■

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

■	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

■

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 7% of its assets allocated to fixed income and money market instruments, the Fund is also subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

■

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

■

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

Risk/Return Summary

HARBOR TARGET RETIREMENT 2050 FUND

Principal Risks — continued

RISKS ASSOCIATE WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Fund Performance

Because the Fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses represent a weighted average of the expense ratios of, and the fees charged by, the Institutional Class of the underlying Harbor funds in which the Fund invests, during the fiscal year ended October 31, 2008.

	Institutional Class	Administrative Class	Investor Class
Shareholder fees
(fees paid directly from your investment)	None	None	None
Annual fund operating expenses
(expenses that are deducted from fund assets)
Management fees	None	None	None
Distribution and service (12b-1) fees	None	0.25%	0.25%
Other expenses	None	None	0.12%
Acquired fund fees and expenses[1]	0.79%	0.79%	0.79%

Total annual fund operating expenses[2]	0.79%	1.04%	1.16%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 40 for further details.

[2]

The Adviser has contractually agreed to limit the fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses plus, for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total Annual Fund Operating Expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

■	You invest $10,000 in the Fund for the time periods indicated;
■	You redeem at the end of each period;
■	Your investment has a 5% return each year; and
■	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$81	$252
Administrative Class	$106	$331
Investor Class	$118	$368

The Funds’ Investments

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

As funds of funds, the Harbor Target Retirement Funds achieve their investment objectives by investing in other Harbor mutual funds. Through its investments in these underlying funds, each of the Harbor Target Retirement Funds is exposed to a diversified portfolio of stocks and bonds.

Asset Allocation Framework

The Harbor Target Retirement Funds are designed to provide investors with a single Fund whose asset allocation changes over time as an investor’s investment horizon changes. Each Fund’s investment allocation becomes more conservative as an investor approaches retirement. Harbor Capital Advisors, Inc., the Funds’ investment adviser, allocates each Fund’s assets among the underlying Harbor funds based on the Fund’s investment objectives and policies. The asset allocation for each Fund (other than the Harbor Target Retirement Income Fund) will change over time as the date indicated in the Fund’s name draws closer.

Once a Fund’s asset allocation is similar to that of the Harbor Target Retirement Income Fund, the Fund’s Board of Trustees may approve combining the Fund with the Harbor Target Retirement Income Fund. The Board of Trustees will grant such approval if it determines the combination to be in the best interest of Fund shareholders. Once such a combination occurs, shareholders will own shares of the Harbor Target Retirement Income Fund. Shareholders will be notified before such a combination but shareholder approval of this combination will not be obtained. Harbor Capital Advisors expects each combination to occur within 5 years after the year indicated in the affected Fund’s name.

Harbor Capital Advisors intends to manage each Fund according to its target asset allocation strategy, and does not intend to trade actively among the underlying Harbor funds or intend to capture short-term market opportunities. However, Harbor Capital Advisors may modify the target asset allocation strategy for any Fund, as reflected in the glide path shown on page 1, and modify the selection of underlying Harbor funds for any Fund from time to time.

Description of the Underlying Harbor Funds

Each Harbor Target Retirement Fund will purchase Institutional Class shares of the underlying Harbor funds. Although the underlying Harbor funds are categorized generally as equity (domestic, international or global), strategic market and fixed income, or short-term funds, many of the underlying Harbor funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high-yield bonds, and other securities.

Descriptions of the Underlying Harbor Funds

In pursuing its investment objectives and programs, each of the underlying Harbor funds is permitted to engage in a wide range of investment practices. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Target Retirement Fund invests in the underlying Harbor funds, shareholders of each Target Retirement Fund will be affected by these investment practices in direct proportion to the amount of assets each Target Retirement Fund allocates to the underlying funds pursuing these practices.

Harbor Capital Appreciation Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Mid to large cap growth stocks.

Subadviser: Jennison Associates LLC (Jennison has subadvised the fund since 1990)

Portfolio Manager: Spiros Segalas (since 1990)

Overview of Principal Strategies and Investments

Harbor Capital Appreciation Fund seeks long-term growth of capital by investing in a diversified portfolio of mid to large cap equity securities with market capitalizations of at least $1 billion and above average prospects for growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Harbor Mid Cap Growth Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Mid cap companies with significant capital appreciation potential.

Subadviser: Wellington Management Company, LLP (Wellington Management has subadvised the fund since September 20, 2005)

Portfolio Manager: Michael T. Carmen, CFA, CPA (since 2005)

Overview of Principal Strategies and Investments

Harbor Mid Cap Growth Fund seeks long-term growth of capital by investing primarily in equity securities, principally common and preferred stocks of companies with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies. The fund may invest up to 25% of its assets in foreign securities, which may include emerging markets.

Harbor Small Cap Growth Fund Harbor Small Cap Growth Fund is closed to new investors.

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Small cap growth stocks demonstrating consistent or acceleration earnings growth.

Subadviser: Westfield Capital Management Company LLC (Westfield has subadvised the fund since its inception in 2000)

Portfolio Managers: William Muggia, Lead Portfolio Manager (since 2000), Arthur Bauernfeind (since 2000), Ethan Meyers (since 2000) and Scott Emerman (since 2002)

Overview of Principal Strategies and Investments

Harbor Small Cap Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of about 60 to 70 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Index provided that, if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Harbor Small Company Growth Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Small cap growth stocks demonstrating consistent or accelerating earnings growth.

Subadviser: NorthPointe Capital LLC (NorthPointe has subadvised the fund since its inception in 2006)

Portfolio Manager: Carl Wilk, CFP (since 2006)

Overview of Principal Strategies and Investments

Harbor Small Company Growth Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Index provided that, if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Descriptions of the Underlying Harbor Funds

Harbor Large Cap Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Large cap value stocks.

Subadviser: Cohen & Steers Capital Management, Inc. (Cohen & Steers has subadvised the fund since June 19, 2007)

Portfolio Manager: Richard E. Helm, CFA (since 2007)

Overview of Principal Strategies and Investments

Harbor Large Cap Value Fund seeks long-term total return by investing in a diversified portfolio of 60 to 80 large cap equity securities with market capitalizations that fall within the range of the Russell 1000® Value Index. The fund may invest up to 20% of its total assets in foreign securities, which may include emerging markets.

Harbor Mid Cap Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers.

Subadviser: LSV Asset Management (LSV has subadvised the fund since September 30, 2004)

Portfolio Managers: Josef Lakonishok, Ph.D. (since 2004), Menno Vermeulen, CFA (since 2004) and Puneet Mansharamani (since 2006)

Overview of Principal Strategies and Investments

Harbor Mid Cap Value Fund seeks long term total return by investing primarily in equity securities of companies which, in the Subadviser’s opinion, are out-of-favor or undervalued in the market place at the time of purchase and have potential for appreciation. The fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index; provided, that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies.

Harbor SMID Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Small to mid cap value stocks.

Subadviser: Evercore Asset Management, LLC (Evercore has subadvised the fund since its inception in 2007)

Portfolio Managers: Andrew Moloff (since 2007) and Greg Sawers (since 2007)

Overview of Principal Strategies and Investments

Harbor SMID Value Fund seeks long-term total return by investing in a diversified portfolio of approximately 40 to 60 small to mid cap value equity securities with market capitalizations that fall within the range of the Russell 2500™ Value Index.

Harbor Small Cap Value Fund Harbor Small Cap Value Fund is closed to new investors.

Investment Goal: Long-term total return.

Principal Style Characteristics: Small cap value stocks.

Subadviser: EARNEST Partners LLC (EARNEST Partners has subadvised the fund since its inception in 2001)

Portfolio Manager: Paul Viera (since 2001)

Overview of Principal Strategies and Investments

Harbor Small Cap Value Fund seeks long-term total return by investing in a diversified portfolio of approximately 55 to 70 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Index provided that if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Descriptions of the Underlying Harbor Funds

Harbor International Fund

Investment Goal: Long-term total return, principally from growth of capital.

Principal Style Characteristics: International large cap value oriented stocks.

Subadviser: Northern Cross Investments Limited (Northern Cross has subadvised the fund since its inception in 1987)

Portfolio Manager: Hakan Castegren (since 1987)

Overview of Principal Strategies and Investments

Harbor International Fund seeks long-term total return, principally from growth of capital, by investing no less than 65% of its total assets in a diversified portfolio of international large cap value oriented equity securities with market capitalizations generally in excess of $1 billion at the time of purchase. The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

Harbor International Growth Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Foreign companies selected for long-term growth potential.

Subadviser: Marsico Capital Management, LLC (Marsico has subadvised the fund since March 1, 2004)

Portfolio Manager: James Gendelman (since 2004)

Overview of Principal Strategies and Investments

Harbor International Growth Fund seeks long-term growth of capital by investing primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in the securities or issuers that are economically tied to at least four different foreign countries. The fund may invest up to 35% of its total assets, determined at the time of purchase, in securities of companies operating in or economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the United States.

Harbor Global Value Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Companies throughout the world exhibiting strong value characteristics on a relative basis.

Subadviser: Pzena Investment Management, LLC (Pzena has subadvised the fund since its inception in 2006)

Portfolio Managers: A. Rama Krishna, CFA (since 2006), John Goetz (since 2006) and Michael Peterson (since 2006)

Overview of Principal Strategies and Investments

Harbor Global Value Fund seeks long-term growth of capital by investing in stocks of U.S. and foreign companies that appear to be undervalued relative to their long-term earnings potential. Companies in the fund’s portfolio will normally have market capitalizations in excess of $2 billion at the time of purchase. Although the fund does not have pre-set targets for investment in any particular country or region, under normal conditions the fund will invest in a minimum of five countries, one of which may be the U.S. Emerging market exposure is limited to 10% of the fund’s total assets, determined at the time of purchase.

Descriptions of the Underlying Harbor Funds

Harbor Commodity Real Return Strategy Fund

Investment Goal: Maximum real return, consistent with prudent investment management.

Principal Style Characteristics: Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities.

Subadviser: Pacific Investment Management Company LLC (PIMCO has subadvised the fund since its inception in 2008)

Portfolio Manager: Mihir Worah (since 2008)

Overview of Principal Strategies and Investments

Harbor Commodity Real Return Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the fund primarily invests are linked to the Dow Jones AIG Commodity Total Return Index (the “Commodity Index”), which is intended to provide the fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the fund investing directly in physical commodities. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers, making it more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.

Harbor High-Yield Bond Fund

Investment Goal: Total return.

Principal Style Characteristics: High-yield bonds.

Subadviser: Shenkman Capital Management, Inc. (Shenkman Capital has subadvised the fund since its inception in 2002)

Portfolio Managers: Mark Flanagan, CFA, CPA, Lead Portfolio Manager (since 2002), Mark Shenkman (since 2002) and Frank Whitley (since 2002)

Overview of Principal Strategies and Investments

Harbor High-Yield Bond Fund seeks total return by investing primarily in below investment grade bonds of corporate issuers. The fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high-yield” or “junk bonds”.

Harbor Bond Fund

Investment Goal: Total return.

Principal Style Characteristics: Intermediate bonds with overall portfolio rated high quality.

Subadviser: Pacific Investment Management Company LLC (PIMCO has subadvised the fund since its inception in 1987)

Portfolio Manager: William Gross (since 1987)

Overview of Principal Strategies and Investments

Harbor Bond Fund seeks total return by investing primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. The fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments. These include mortgage-related securities and asset-backed securities. The fund may engage in active and frequent trading to achieve its principal investment strategies.

Descriptions of the Underlying Harbor Funds

Harbor Real Return Fund

Investment Goal: Maximum real return, consistent with preservation of capital.

Principal Style Characteristics: Inflation-indexed fixed income securities.

Subadviser: Pacific Investment Management Company LLC (PIMCO has subadvised the fund since its inception in 2005)

Portfolio Manager: Mihir Worah (since 2007)

Overview of Principal Strategies and Investments

Harbor Real Return Fund seeks maximum real return (total return minus the cost of inflation), consistent with preservation of real capital, primarily by investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and corporations. The Fund may also invest in other types of fixed income securities. Inflation-indexed bonds issued by the U.S. Government, known as TIPS, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the adjusted principal value is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the share value of a Fund that invests in them is guaranteed, and either or both may fluctuate. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers, making it more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.

Harbor Short Duration Fund

Investment Goal: Total return that is consistent with preservation of capital.

Principal Style Characteristics: High quality short-term bonds.

Subadviser: Fischer Francis Trees & Watts, Inc. (FFTW has subadvised the fund since its inception in 1992)

Portfolio Manager: Kenneth O’Donnell, CFA (since 2003)

Overview of Principal Strategies and Investments

Harbor Short Duration Fund seeks total return that is consistent with preservation of capital by investing primarily in short-term, high quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries. The fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its net assets will be invested in securities of U.S. issuers and 80% of its net assets will be U.S. dollar denominated. The fund may engage in active and frequent trading to achieve its principal investment strategies.

Harbor Money Market Fund

Investment Goal: Current income. The fund intends to maintain a stable share price of $1.

Principal Style Characteristics: Very short-term high quality money market instruments.

Subadviser: Fischer Francis Trees & Watts, Inc. (FFTW has subadvised the fund since its inception in 1987)

Portfolio Manager: Kenneth O’Donnell, CFA (since 2003)

Overview of Principal Strategies and Investments

Harbor Money Market Fund seeks current income by investing in U.S. dollar denominated money market securities. An investment in this fund is neither FDIC insured nor guaranteed by the U.S. Government. Although the fund seeks to preserve the value of shareholders’ investments at $1.00 per share, it is possible to lose money by investing in this fund.

Additional Information Regarding Risks

In addition to the principal risks described earlier, there are other risks associated with an investment in the Target Retirement Funds.

Additional Fixed Income Risks

Additional risks associated with investments in fixed income securities include:

■

Extension risk: When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

■

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to call the bond (i.e., prepay principal) earlier than scheduled, forcing investors in the security to reinvest in lower yielding securities.

■

Derivatives risk: The value of derivative instruments does not change in the manner expected by a subadviser of one or more of the Fund’s actively managed underlying funds, resulting in disproportionately large losses.

■

Short sale risk: If the price of securities sold short increases, an underlying fund would be required to pay more to replace the borrowed securities than the fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, an underlying fund’s risk of loss on a short sale is potentially unlimited.

■

High-yield risk: There is a greater risk of losing money from investing in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

■	Liquidity risk: A period of low economic growth or rising interest rates could reduce the ability to sell bonds. The lack of a liquid market for these securities could decrease their prices.
■

Mortgage risk: Mortgage derivatives may have especially volatile prices because the imbedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk of losing money due to prepayment and extension risks.

Additional Fund Wide Risks

■

Limited issuers risk: Certain of the underlying funds in which a Target Retirement Fund invests are comprised of a limited number of companies. As a result, an adverse event affecting a particular company may hurt an underlying fund’s performance more than if it had invested in a larger number of companies.

■

Portfolio turnover risk: Certain of the underlying Harbor funds may engage in active and frequent trading to achieve their principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the underlying fund’s performance.

Information About the Target Retirement Funds’ Other Investments

Temporary Defensive Positions

Each Target Retirement Fund may maintain cash reserves. In response to extraordinary market, economic or political conditions, each underlying Harbor fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

The underlying Harbor international and global equity funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If an underlying Harbor fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal, which in turn may prevent a Target Retirement Fund from achieving its investment objective.

Portfolio Turnover

Each Target Retirement Fund’s portfolio turnover is expected to be low. Each underlying Harbor fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholders’ tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s performance. For the fiscal year ended October 31, 2008, the portfolio turnover rates for Harbor Mid Growth Fund, Harbor Small Company Growth Fund, Harbor Large Cap Value Fund, Harbor International Growth Fund, Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund were 125%, 161%, 107%, 118%, 295%, 514% and 1,334%, respectively. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate results in higher transaction costs and other expenses for these funds, the subadvisers believe that the portfolio transactions are in the best interests of shareholders.

The Adviser

The Adviser

Harbor Capital Advisors, Inc. is the investment adviser and provides management services to each of the Harbor Target Retirement Funds. Harbor Capital Advisors also serves as the investment adviser for each of the underlying Harbor funds.

Harbor Capital Advisors, Inc., located at 111 South Wacker Drive, Suite 3400, Chicago, Illinois 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and located in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of September 30, 2008, Robeco Groep N.V., through its investment management subsidiaries, had approximately $173.9 billion in assets under management.

The combined assets of all of the Harbor Funds and the pension plans managed by Harbor Capital Advisors were approximately $41.3 billion as of September 30, 2008.

As the investment adviser, Harbor Capital Advisors administers the asset allocation program for each Harbor Target Retirement Fund. As the investment adviser to the underlying Harbor funds, Harbor Capital Advisors establishes and modifies, whenever necessary, the investment strategies of each fund. Harbor Capital Advisors also is responsible for overseeing each subadviser and recommending the selection, termination and replacement of Subadvisers. Harbor Capital Advisors evaluates, and allocates each underlying funds’ assets to, one or more subadvisers.

In order to more effectively manage the underlying Harbor funds, Harbor Funds and Harbor Capital Advisors have been granted an order from the SEC permitting Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the underlying Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements without obtaining shareholder approval. To the extent the SEC adopts a rule which would supersede the order, Harbor Funds and Harbor Capital Advisors intend to rely on the rule to permit Harbor Capital Advisors to act in the same manner as it currently does pursuant to the order.

In addition to its investment management services to all of the Harbor Funds, Harbor Capital Advisors administers each Fund’s business affairs.

Each Harbor Target Retirement Fund does not pay a management fee to Harbor Capital Advisors. Harbor Capital Advisors also receives no fee for handling the business affairs for each Harbor Target Retirement Fund and pays the expenses of each Harbor Target Retirement Fund with limited exceptions. However, each Fund’s shareholders indirectly bear the expenses of the underlying Harbor funds in which the Fund invests. For the year ended October 31, 2008, the net expense ratios for the Institutional Class of shares of each of the underlying Harbor funds were:

Net Expense Ratio (Year Ended October 31, 2008)
Domestic Equity Funds
Harbor Capital Appreciation Fund	0.67%
Harbor Mid Cap Growth Fund	0.87%
Harbor Small Cap Growth Fund	0.84%
Harbor Small Company Growth Fund	0.87%
Harbor Large Cap Value Fund	0.68%
Harbor Mid Cap Value Fund	0.95%
Harbor SMID Value Fund	0.95%
Harbor Small Cap Value Fund	0.84%
International and Strategic Market Funds
Harbor International Fund	0.79%
Harbor International Growth Fund	0.89%
Harbor Global Value Fund	1.00%
Harbor Commodity Real Return Strategy Fund	0.94%
Fixed Income Funds
Harbor High-Yield Bond Fund	0.77%
Harbor Bond Fund	0.55%
Harbor Real Return Fund	0.57%
Harbor Short Duration Fund	0.38%
Harbor Money Market Fund	0.28%

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds will be available in the Harbor Funds’ semi-annual (for the 6 month period ended April 30) report to shareholders.

The Adviser

Harbor Funds has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs. The following table describes the portfolio managers’ business experience. The SAI provides additional information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Portfolio Managers

PORTFOLIO MANAGERS	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Harbor Target Retirement Funds
Saumen Chattopadhyay	2009	Senior Financial Analyst (Since 2004), Harbor Capital Advisors, Inc.; Financial Analyst (2003-2004), Harbor Capital Advisors, Inc. and Manager-Project Finance (1994-2001) Industrial Development Bank of India.
Brian L. Collins	2009	Executive Vice President (since 2004), Harbor Capital Advisors, Inc.; Vice President (since 2005), Harbor Funds; and Director of US Manager Research (1999-2004), Mercer Investment Consulting, Inc.
Paul C. Herbert	2009	Vice President of Investments (since 2008), Harbor Capital Advisors, Inc.; Senior Mutual Fund Analyst (2004-2008) and Mutual Fund Analyst (1999-2004), Morningstar, Inc.
Linda M. Molenda	2009	Senior Vice President of Investments (since 2003), Vice President of Investments (2001-2002), Manager of Group Trust Administration and Investment Analysis (since 1995), Harbor Capital Advisors, Inc.; and Registered Principal (since 2004), Harbor Funds Distributors, Inc.
David G. Van Hooser	2009	Chief Executive Officer (since 2000) and President (since 2002), Director and Chairman of the Board (since 2000), Harbor Capital Advisors, Inc.; President (since 2002) and Trustee and Chairman of the Board (since 2000), Harbor Funds; Chief Executive Officer (since 2007), Financial & Operations Principal (since 2004), President (2003-2007), Registered Principal (since 2003), and Director (since 2000), Harbor Funds Distributors, Inc.; and Director, Harbor Services Group, Inc. (since 2000).

Your Harbor Funds Account

Choosing a Share Class

All of the Harbor Target Retirement Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds’ separate share classes have different expenses, and as a result, their investment performances will differ. Administrative and Investor Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative and Investor Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors	■ Limited only to eligible retirement plans and financial intermediaries	■ Limited only to eligible retirement plans and financial intermediaries
■ No 12b-1 fee	■ 12b-1 fee of up to 0.25% of average daily net assets	■ 12b-1 fee of up to 0.25% of average daily net assets
■ No transfer agent fee	■ No transfer agent fee	■ Transfer agent fee of 0.12% of the average daily net assets
■ $1,000 minimum investment in each fund	■ $50,000* minimum investment in each fund	■ $2,500 minimum investment in each fund

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”), for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

Each Fund pays Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees for Investor Class shares. Harbor Services Group uses these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per Fund or per sub-account charges which are assessed on a periodic basis (i.e., annually) and/or an asset based fee which is determined based upon the value of the assets maintained by the financial intermediary.

Minimum Investment Exceptions

INVESTOR CLASS

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Fund.

INSTITUTIONAL CLASS

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Fund.

ADMINISTRATIVE CLASS

You may purchase Administrative Class shares notwithstanding the $50,000 minimum investment amount if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility:

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

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Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

You may make up to four round trips in the same Fund in a 12-month period. However, Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the fund involved. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive short-term trading or market timing activity in any fund, it may bar future purchases on a temporary or permanent basis at any time. A “round trip” is a purchase into a fund followed by a redemption out of the same fund (including by exchange) or a redemption out of a fund (including by exchange) followed by a purchase into the same fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a fund on May 1, redeems those same shares on May 15 and then purchases shares in the same fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Shares of the Harbor Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisers, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Funds reserve the right to reject any offer to purchase shares.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”

If your check does not clear for any reason, the shareholder servicing agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the shareholder servicing agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 1-800-422-1050

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our web site.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site at www.harborfunds.com.

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply fund name, share class, account registration and account number

Open a new account

Send the completed account application to Harbor Services Group at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the shareholder servicing agent at 1-800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our web site at: www.harborfunds.com

Add to an existing account

If your account has internet purchase privileges, you may submit an order to purchase shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our web site.

Through a Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the shareholder servicing agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the Funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Harbor Funds Distributors, Harbor Services Group and/or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

Neither Harbor Funds, Harbor Funds Distributors nor Harbor Services Group is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus (T+1) basis).

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same account type are generally not taxable.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. You may make up to four round trips in the same fund in a 12-month period. However, Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the fund involved. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive short-term trading or market timing activity in any fund, it may bar future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. A “round trip” is a purchase into a fund followed by a redemption out of the same fund (including by exchange) or a redemption out of a fund (including by exchange) followed by a purchase into the same fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a fund on May 1, redeems those same shares on May 15 and then purchases shares in the same fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary. For more information about the funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each fund. You should consider the differences in investment objectives and expenses of a fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any of the Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund.

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail an exchange request to the shareholder servicing agent. Indicate the name of the fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the shareholder servicing agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 1-800-422-1050

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our web site.

By Internet Visit our web site at: www.harborfunds.com

If your account has internet exchange privileges, you may submit an order to exchange shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through a Financial Intermediary

You may exchange fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than the funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the shareholder servicing agent have contracted with certain intermediaries to accept and forward exchange orders to the funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Harbor Funds Distributors, Harbor Services Group and/or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

Neither Harbor Funds, Harbor Funds Distributors nor Harbor Services Group is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus (T+1) basis).

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Please make note of your confirmation number when transacting via the telephone and the Internet.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

Neither Harbor Funds nor the shareholder servicing agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any fund investment.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the shareholder servicing agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the shareholder servicing agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 1-800-422-1050

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting a shareholder servicing agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach a shareholder servicing agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our web site.

Your Harbor Funds Account

HOW TO SELL SHARES

By Internet Visit our web site at: www.harborfunds.com

If your account has Internet redemption privileges, you may submit an order to redeem shares via our web site 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our web site (for example, during unusual market activity), you may call a shareholder servicing agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through a Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the shareholder servicing agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Harbor Funds Distributors, Harbor Services Group and/or Harbor Capital Advisors or its affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of fund shares, and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

Neither Harbor Funds, Harbor Funds Distributors nor Harbor Services Group is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. eastern time on the following business day (i.e., on a trade date plus (T+1) basis).

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if each Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of each fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain underlying funds invest a significant portion of their assets in high-yield bonds. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a fund’s portfolio securities, as reflected by each fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of underlying funds that invest in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a fund prices its shares, which may affect the prices of the foreign securities held by the funds. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

Shareholder and Account Policies

Each Fund’s Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips (as defined under “How to Purchase Shares”) in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed in violation of a Fund’s exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests (including purchases, exchanges or redemptions) submitted by mail to Harbor Funds from shareholders who hold their account directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, systematic exchange or systematic withdrawal plan; (vii) transactions pursuant to a systematic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same fund and shares converted from one class to another class in the same fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor Funds that invest in other Harbor Funds; (xii) involuntary redemptions of shares to pay fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of each fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the funds from excessive short-term trading activity.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

Shareholder and Account Policies

Purchase orders (including the purchase portion of an exchange) received by a financial intermediary in violation of Harbor Funds’ excessive trading policy are not deemed accepted by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings is published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, each Fund’s top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ web site for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value, or NAV, per share, is calculated each day the NYSE is open for trading, generally 4 p.m. eastern time. NAV per share for each class of shares outstanding is computed by dividing the net assets of each Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open. The assets of each Target Retirement Fund consist primarily of shares of the underlying Harbor Funds, which are valued at their respective net asset values.

Each underlying fund normally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. An underlying fund may use fair-value pricing if the value of some or all of each fund’s securities have been materially affected by events occurring before each fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by an underlying fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means each fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

Share prices are normally available after 7:00 p.m. eastern time by calling 1-800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, cashiers checks, official checks, starter checks, money orders, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the shareholder servicing agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to make sure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate each

Shareholder and Account Policies

Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If your account balance falls below the required minimum investment for the respective class due to redemptions, the Shareholder Servicing Agent may ask that the account be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem in full, shares at the then current NAV.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account, however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after Harbor receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds reserves the right to waive or require a Medallion signature guarantee under certain circumstances.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

Shareholder and Account Policies

Each Fund Distributes Substantially all of its Income and Gains

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Target Retirement Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Target Retirement Fund, with the exception of the Target Retirement Income Fund, declares and pays any dividends from net investment income and capital gains at least annually in December. The Target Retirement Income Fund generally declares and pays dividends from net investments quarterly and distributes any capital gains annually in December. Each Target Retirement Fund may also pay dividends and distribute capital gains at other times if necessary to avoid federal income or excise tax.

Five years after a Target Retirement Fund with a target retirement date reaches its target retirement year its asset allocation is expected to match that of the Harbor Target Retirement Income Fund. At that time, the assets of the particular Target Retirement Fund will be combined with the assets of the Target Retirement Income Fund. The Board of Trustees reserves the right to engage in such transactions in the best interests of each Target Retirement Fund’s shareholders. The Trustees may take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of the particular Target Retirement Fund.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by each Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ statement of additional information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of each Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If each fund pays a distribution of $1 per share on December 16, each fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January each Fund will send you information about each Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distributions checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any fund investment.

Neither Harbor Funds nor the shareholder servicing agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

Investor Services

Harbor Funds Provides a Variety of Services to Manage your Account

If you already have a Harbor Funds account, call the shareholder servicing agent at 1-800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our web site at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our web site provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The shareholder servicing agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the shareholder servicing agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, neither Harbor Funds, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the shareholder servicing agent at 1-800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our web site at www.harborfunds.com.

TELEPHONE SERVICES

1-800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions are used by the shareholder servicing agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the shareholder servicing agent, nor the distributor will be liable for acting on these instructions.

Investor Services

Shareholders participating in an automatic investment plan, systematic exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic/systematic plans without notice to participating shareholders.

Your automatic investment plan, systematic exchange plan, systematic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 1-800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the shareholder servicing agent at 1-800-422-1050 to request an Automatic Options form or you may download the form from our web site at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our web site by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to make sure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or systematic exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital gain distribution.

SYSTEMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The fund being exchanged out of and exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

SYSTEMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one fund in shares of another fund provided you have opened an account in the other fund and have satisfied the applicable minimum investment requirements. Shares are purchased on the dividend payment date at the dividend payment price which is the same as the ex-dividend date. Purchases are credited to your account on this date.

Harbor Funds Details

Share prices are available on our web site at www.harborfunds.com or by calling 1-800-422-1050 after 7:00 p.m. eastern time.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund
Institutional Class	600	HARAX	411511371
Administrative Class	700	HARBX	411511363
Investor Class	800	HARCX	411511355
Harbor Target Retirement 2010 Fund
Institutional Class	601	HARDX	411511348
Administrative Class	701	HAIIX	411511330
Investor Class	801	HARFX	411511322
Harbor Target Retirement 2015 Fund
Institutional Class	602	HARGX	411511314
Administrative Class	702	HARHX	411511298
Investor Class	802	HARIX	411511280
Harbor Target Retirement 2020 Fund
Institutional Class	603	HARJX	411511272
Administrative Class	703	HARKX	411511264
Investor Class	803	HARLX	411511256
Harbor Target Retirement 2025 Fund
Institutional Class	604	HARMX	411511249
Administrative Class	704	HARNX	411511231
Investor Class	804	HAROX	411511223
Harbor Target Retirement 2030 Fund
Institutional Class	605	HARPX	411512700
Administrative Class	705	HARQX	411512882
Investor Class	805	HARTX	411512809
Harbor Target Retirement 2035 Fund
Institutional Class	606	HARUX	411512106
Administrative Class	706	HARVX	411512304
Investor Class	806	HARWX	411512205
Harbor Target Retirement 2040 Fund
Institutional Class	607	HARYX	411512403
Administrative Class	707	HARZX	411512601
Investor Class	807	HABBX	411512502
Harbor Target Retirement 2045 Fund
Institutional Class	608	HACCX	411511181
Administrative Class	708	HADDX	411511173
Investor Class	808	HAEEX	411511165
Harbor Target Retirement 2050 Fund
Institutional Class	609	HAFFX	411511157
Administrative Class	709	HAGGX	411511140
Investor Class	809	HAHHX	411511132
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	012	HACAX	411511504
Administrative Class	212	HRCAX	411511827
Investor Class	412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	019	HAMGX	411511876
Administrative Class	219	HRMGX	411511793
Investor Class	419	HIMGX	411511785
Harbor Small Cap Growth Fund
Institutional Class	010	HASGX	411511868
Administrative Class	210	HRSGX	411511769
Investor Class	410	HISGX	411511777
Harbor Small Company Growth Fund
Institutional Class	026	HGSCX	411511496
Administrative Class	226	HSGRX	411511470
Investor Class	426	HSGIX	411511488

Harbor Funds Details

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
DOMESTIC EQUITY FUNDS — continued
Harbor Large Cap Value Fund
Institutional Class	013	HAVLX	411511603
Administrative Class	213	HRLVX	411511751
Investor Class	413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	023	HAMVX	411511835
Administrative Class	223	HRMVX	411511728
Investor Class	423	HIMVX	411511736
Harbor SMID Value Fund
Institutional Class	028	HASMX	411511421
Administrative Class	228	HRSMX	411511439
Investor Class	428	HISMX	411511413
Harbor Small Cap Value Fund
Institutional Class	022	HASCX	411511843
Administrative Class	222	HSVRX	411511710
Investor Class	422	HISVX	411511694
INTERNATIONAL AND STRATEGIC MARKETS FUNDS
Harbor International Fund
Institutional Class	011	HAINX	411511306
Administrative Class	211	HRINX	411511652
Investor Class	411	HIINX	411511645
Harbor International Growth Fund
Institutional Class	017	HAIGX	411511801
Administrative Class	217	HRIGX	411511637
Investor Class	417	HIIGX	411511629
Harbor Global Value Fund
Institutional Class	027	HAGVX	411511447
Administrative Class	227	HRGVX	411511454
Investor Class	427	HIGVX	411511462
Harbor Commodity Real Return Strategy Fund
Institutional Class	029	HACMX	411511397
Administrative Class	229	HCMRX	411511389
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Institutional Class	024	HYFAX	411511553
Administrative Class	224	HYFRX	411511546
Investor Class	424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	014	HABDX	411511108
Administrative Class	214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	025	HARRX	411511520
Administrative Class	225	HRRRX	411511512
Harbor Short Duration Fund
Institutional Class	016	HASDX	411511702
Administrative Class	216	HRSDX	411511678
Harbor Money Market Fund
Institutional Class	015	HARXX	411511405
Administrative Class	215	HRMXX	411511660

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our web site at www.harborfunds.com.

Harbor’s Privacy Statement

We recommend that you read and retain this notice for your personal files

The following privacy statement is issued by Harbor Funds and each series of Harbor Funds and its affiliates, Harbor Capital Advisors. Inc., Harbor Services Group, Inc. and Harbor Funds Distributors, Inc.

These measures reflect our commitment to maintaining the privacy of your confidential information. We appreciate the confidence you have shown by entrusting us with your assets.

Personal

Information

It is our policy to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not sell your personal information to anyone.

In the course of providing products and services, we collect non-public personal information about you from the following sources: applications, forms, our web site (including any information captured through our use of “cookies”) and transactions with us, our affiliates or other parties.

The non-public personal information collected may include name, address, e-mail address, telephone/fax numbers, account number, social security or taxpayer identification number, investment activity, and bank account information.

When you visit our web site, we may collect technical and navigational information, such as computer browser type, Internet protocol address, pages visited and average time spent on our web site. We may use this information to alert you to software compatibility issues, or to improve our web design and functionality. We use “cookies” and similar files that may be placed on your hard drive for security purposes, to facilitate site navigation and to personalize the appearance of our site.

Information

Sharing

We occasionally disclose non-public personal information about our current or former shareholders with affiliated and non-affiliated parties, as permitted by law or regulation. In the normal course of servicing our shareholders, information we collect may be shared with non-affiliated companies that perform support services on our behalf or to other firms that assist us in providing you with products and services, such as custodians, transfer agents, broker-dealers and marketing service firms as well as with other financial institutions. These companies may not use the information for any other purpose. We may also share information with affiliates that are engaged in a variety of financial services in order to better service your account(s).

When information is shared with third parties, they are not permitted to use the information for any purpose other than to assist our servicing of your account(s) or as permitted by law.

If you close your account(s) or if we lose contact with you, we will continue to share information in accordance with our current privacy policy and practices.

Access to Information

Access to non-public personal information is limited to employees, agents or other parties who need to know that information to perform their jobs, such as servicing your account(s), resolving problems or informing you of new products or services.

Security

We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

For customers accessing information through our web site, various forms of Internet security such as data encryption firewall barriers, user names and passwords, and other tools are used. For additional information regarding our security measures, visit the terms and conditions of use on our web site at www.harborfunds.com.

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

01/2009/2,000

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments will be available in the Harbor Funds annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	1.800.422.1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.551.8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C., 20549-0102

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676FD.P.T.